Subordinated debt (Tables)	12 Months Ended
Dec. 31, 2018
Subordinated debt (Tables) [Abstract]
Composition of subordinated debt

a)   Composition of subordinated debt

Maturity	On December 31 - R$ thousand
	Original term in years	Nominal amount	2018	2017
In Brazil:
Subordinated CDB:
2019	10	20,000	69,851	62,303
Financial bills:
2018 (1)	6	-	-	10,130,108
2019	6	21,858	39,261	36,139
2018 (1)	7	-	-	316,757
2019	7	3,172,835	3,490,180	3,436,734
2020	7	1,700	3,038	2,801
2022	7	4,305,011	6,010,103	5,597,559
2023	7	1,359,452	1,829,083	1,699,872
2024	7	67,450	80,479	73,861
2025 (2)	7	5,425,906	5,578,707	-
2018 (1)	8	-	-	119,417
2019	8	12,735	31,742	28,184
2020	8	28,556	59,398	54,383
2021	8	1,236	2,192	2,027
2023	8	1,706,846	2,464,978	2,265,488
2024	8	136,695	172,590	159,205
2025	8	6,193,653	6,427,806	6,624,611
2026 (2)	8	870,300	894,417	-
2021	9	7,000	14,064	13,125
2024	9	4,924	7,444	6,611
2025	9	400,944	491,031	457,679
2027 (2)	9	144,900	149,211	-
2021	10	19,200	44,962	40,429
2022	10	54,143	108,467	99,338
2023	10	688,064	1,146,189	1,070,085
2025	10	284,137	451,136	392,376
2026	10	361,196	480,443	438,776
2027	10	258,743	295,946	273,498
2028 (2)	10	248,300	257,524	-
2026	11	3,400	4,622	4,271
2027	11	47,046	58,346	53,996
2028	11	74,764	84,304	77,079
Perpetual (2)		9,201,200	9,254,743	5,004,967
Subtotal in Brazil			40,002,257	38,541,679
Overseas:
2019	10	1,333,575	2,953,103	2,520,963
2021	11	2,766,650	6,355,614	3,697,115
2022	11	1,886,720	4,332,470	5,419,644
Subtotal overseas			13,641,187	11,637,722
Total			53,643,444	50,179,401

(1) Subordinated debt transactions that matured in 2018; and

(2) Issuance of subordinated financial letters, under the heading “Subordinated debt”.

Net movement of subordinated debt

b)   Net movement of subordinated debt

	R$ thousand
	2018	2017
Opening balance on December 31	50,179,401	52,611,064
Issuance	10,890,606	6,594,610
Interest	3,517,067	5,100,017
Settlement and interest payments	(12,941,124)	(14,301,613)
Exchange variation	1,997,494	175,323
Closing balance on December 31	53,643,444	50,179,401